Semiannual Report
                  MARYLAND
                  TAX-FREE
                  FUNDS
                  T. ROWE PRICE
                  ---------------
                  AUGUST 31, 1999
                  ---------------

[LOGO OF T. ROWE PRICE APPEARS HERE]

     REPORT HIGHLIGHTS
     -------------------------
     Maryland Tax-Free Funds

 .    Strong economic growth and rising interest rates hurt returns for municipal bond investors.

 .    The Maryland Short-Term Tax-Free Bond Fund's income helped it post a small six-month gain, though it modestly trailed its Lipper peer group.

 .    The Maryland Tax-Free Bond Fund's returns were negative, but the fund performed better than its Lipper average.

 .    Demand in the Maryland market is outpacing supply, helping to overcome price weakness in the broad market.

 .    While rates could trend higher, Maryland bonds are currently offering attractive yields to taxable investors.


UPDATES AVAILABLE

For updates on each fund following the end of every calendar quarter, please see our Web site at WWW.TROWEPRICE.COM.

FELLOW  SHAREHOLDERS

Above-average economic growth during the six months ended August 31 was good for U.S. consumers but not so good for bond investors. Interest rates rose throughout the period as investors worried about a buildup in inflationary pressures and the possibility -- which became an actuality -- of monetary tightening by the Federal Reserve. Resulting declines in bond prices weighed upon all municipal bond funds for the period, leading to mixed results for your funds.




-----------------------
Maryland Bond Yields
--------------------------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

                        Maryland                    Maryland 3-Year
                       Bond Index               General Obligation Bond

        8/31/98               5                           3.7
                           4.82                           3.5
                           4.97                           3.5
         30-Nov            4.97                           3.6
                           4.95                          3.55
                           4.86                          3.45
         28-Feb               5                          3.58
                           5.02                          3.65
                           5.04                           3.6
         31-May            5.15                          3.78
                           5.37                           4.1
                           5.39                          4.08
        8/31/99            5.62                          4.18


      MARKET ENVIRONMENT

               The U.S. economy continued its robust growth, driven by exuberant consumer spending. Although broad inflation measures did not rise appreciably, tight labor markets, low unemployment, and a rebound in energy prices raised fears that inflationary pressures were building. The fixed income markets reacted nervously to these developments as well as to the increasing likelihood of action by the Federal Reserve. As summer approached, Fed Chairman Alan Greenspan served clear warning that the central bank would act to preempt a rise in inflation. Actions soon followed words as the Fed raised key short-term interest rates on June 30 and again on August 24, pushing the federal funds target rate up a total of 50 basis points (one-half of a percentage point) to 5.25%. With these moves the Fed effectively rescinded two of its three rate reductions of the previous fall, when it had moved swiftly to ease a global financial crisis. Indeed, the beginnings of recovery in many of the Asian and Latin American nations most affected by that crisis helped push the U.S. dollar lower and interest rates higher.

---------------------------------------------
Market Changes Spell Higher Tax-free Yields
--------------------------------------------------------------------------------

Structural changes are taking place in the fixed income markets resulting in higher tax-free yields for investors.

The chart below tracks the yield on 30-year, AAA general obligation municipal bonds as a percentage of long-term Treasury bond yields since 1981. Historically, the yield on these municipal bonds has averaged about 85% of the Treasury yield. This discount reflected both the tax benefit of municipals and uncertainty about future tax laws. Investors in the 31% federal tax bracket, for example, keep only 69% of their income from taxable bonds. Therefore, they would logically be attracted to high-quality municipal bonds offering 85% or more of the prevailing Treasury yield.

The sharp spike in municipal yields in 1986 reflects the tax reform debate, which posed a threat to municipal bonds' federal tax exemption. Accordingly, municipal bond yields reached parity with Treasury yields. However, when the Tax Reform Act of 1986 left the tax benefit intact, municipal bond prices rose sharply until yields had fallen to more normal levels.

Recently, different forces have been at work that go beyond the impact of 1998's global financial crisis. At that time, shaky world markets prompted foreign investors (who have no need for U.S. tax-exempt bonds) to buy Treasuries, and Treasury yields plunged to near parity with municipals.

Since then, Treasury yields have returned to pre-crisis levels, but municipal yields are again unusually high at about 94% of Treasury yields. According to Mary Miller, director of the T. Rowe Price municipal bond department, the current relationship is "illogical from a tax standpoint" but unlikely to change soon.

For one thing, the supply of Treasury debt is shrinking due to the federal budget surplus, while outstanding municipal supply continues to grow. In addition, the supply of taxable bonds outside of Treasuries--including corporate, asset-backed and mortgage-backed bonds--has also risen, and this has created more competition in the market. As a result, even as tax-exempt yields have risen in relation to Treasury yields over the past two years, they have fallen in relation to the yields on other high-quality taxable bonds.

Over time, income makes up the vast majority of a bond investor's total return. Therefore, these developments have given investors the opportunity to earn higher-than-expected tax-free income with little or no sacrifice of credit quality.

                           [LINE GRAPH APPEARS HERE]

                   Treasury Ratio   Treasury Average
                           79          84.5
                         78.4          84.5
'81                      83.2          84.5
'82                      82.1          84.5
'83                      78.4          84.5
'84                      77.6          84.5
'85                      84.5          84.5
'86                      93.1          84.5
'87                      83.6          84.5
'88                      81.7          84.5
'89                      85.4          84.5
'90                      80.7          84.5
'91                      83.2          84.5
'92                      82.4          84.5
'93                        87          84.5
'94                      81.9          84.5
'95                      87.9          84.5
'96                      80.9          84.5
'97                        81          84.5
'98                      93.8          84.5
8/99                     92.3          84.5

MARYLAND'S FISCAL HEALTH CONTINUED TO BE EXEMPLARY.

               Interest rates rose across all maturities, with the bellwether 30-year Treasury bond rising from around 5% at the beginning of the year to over 6% for the first time since mid-1998. Short-term yields rose a bit more than intermediate- and long-term bonds over the period. This created a flatter yield curve -- a typical occurrence when the Fed is actively raising short-term rates. Maryland short- and long-term municipal bond yields also rose steadily throughout the period, as shown in the chart on page 1. Municipals were helped by strong seasonal demand in July from the proceeds of maturing bonds and distributed income. For much of the period under review, Maryland bond returns compared favorably with their taxable counterparts, despite overall price declines.

               In August, however, this trend changed. A heavy supply of corporate bonds came to market, pushing up yields on these taxable bonds and attracting "crossover" institutional buyers -- those who buy either corporate or municipal bonds depending on their after-tax yields. The drop in demand for municipals from these institutional investors, some of whom also sold municipals from their portfolios, came at a time when dealers were reluctant to add to their bond inventories. The combination created a weak market tone. After outperforming taxable bonds through July, municipals lost ground in August, and their performance fell in line with the taxable side for the entire six-month period.

               Maryland's fiscal health continued to be exemplary. Statewide economic expansion and strong employment growth nudged tax and interest revenues 4.5% above expectations, despite a significant income tax cut. As a result, the state recorded a $320 million surplus for its 1999 fiscal year. According to law, $310 million of the surplus will be allocated to the revenue stabilization account -- a "rainy day" fund that already exceeds $1.5 billion. The Department of Budget and Management projects that the state's budget will remain in balance through the 2001 fiscal year.

               Maryland plans to put its assets to work by expanding its fiscal year 2000 budget 4.7%, and one of its primary initiatives is to significantly increase education funding. The state has authorized $445 million in new general obligation bonds for the coming year, of which $250 million will go to local school construction -- the largest amount for this purpose since fiscal year 1973.

      MARYLAND SHORT-TERM TAX-FREE BOND FUND

               The rising interest rate environment did not affect your fund as much as it did longer-term funds, but it did hold back returns. We posted a small 0.06% gain, as a healthy income stream compensated for a $0.09 decline in price per share. Dividends per share changed only modestly from the previous 6- and 12-month periods. This showing moderately lagged the results for the fund's Lipper benchmark, which in this case measures national municipal funds. The high quality of the Maryland municipal market sometimes limits our options for investing in higher-yielding issues, a restraint not always faced by funds investing nationally.

  -----------------------
  Performance comparison
  -----------------------------------------------------
  Periods
  Ended 8/31/99                   6 Months   12 Months
  -----------------------------------------------------
  Maryland Short-Term
  Tax-Free Bond Fund              0.06%      2.34%
  -----------------------------------------------------
  Lipper Short Municipal
  Debt Funds Average              0.42       2.51
  -----------------------------------------------------

               As is often the case, managing duration was our chief responsibility during the period. (Duration is a measure of price sensitivity to changes in interest rates. A fund having a duration of two years will have a 2% appreciation or decline in price in response to a one-percentage-point fall or rise, respectively, in interest rates.) Our longer-term strategy has been to maintain the portfolio's duration and weighted average maturity close to the maximum allowed by the prospectus, because three-year bonds generally offer better yields and appreciation potential than one-year bonds. We repeatedly sell bonds as they roll into the one-year maturity range (typically to money market investors, who may offer a premium for them) and buy three-year bonds. This process cannot be conducted indiscriminately, however. In recent years, supply of three-year bonds has been tight and prices haven't always been attractive. We've taken extra steps, such as staggering portfolio maturity dates, to minimize the challenges we face when reinvesting assets.

               Rising rate environments also impel us to alter our interest rate strategy, because keeping the portfolio at its maximum duration increases our susceptibility to price losses. Early in the period, we sought to forestall declines by trimming interest rate exposure. As the period wore on, however, the yields on bonds with three- or four-year maturities reached levels not seen since September 1997. We stepped in aggressively to take advantage, and, as a result, duration fell only slightly to 2.2 years from
               2.3 years last February. In Maryland the demand for issues with good yields often outstrips supply, and we felt that in the long term this strategy would pay off.

               The longer issues we purchased were often local general obligation bonds, and exposure to this sector doubled to 16% of assets from the previous period. Money for the purchases came mostly from other high-quality sectors, such as state general obligations or prerefunded bonds, so that the weighted average quality of the portfolio remained unchanged at AA.



      MARYLAND TAX-FREE BOND FUND

               In a difficult interest rate environment, your fund posted a total return of -2.77% for the six months. A decline in net asset value from $10.73 to $10.16 during the period was responsible for the loss and also for the essentially flat 12-month results. However, the fund performed better than its Lipper benchmark for both periods. A high level of income helped relative results, as did the fund's modest expense ratio, which is well below its category's average.

-----------------------
Performance comparison
--------------------------------------------------------
Periods Ended 8/31/99          6 Months   12 Months
--------------------------------------------------------
  Maryland Tax-Free
  Bond Fund                     - 2.77%    - 0.49%
--------------------------------------------------------
  Lipper Maryland Municipal
  Debt Funds Average            - 2.83     - 0.96
--------------------------------------------------------


               We modified our strategic goals somewhat as 1998's bond-friendly environment gave way to this year's more negative climate. At the beginning of 1999, we were chiefly concerned that falling rates might cause the fund's duration to shorten as long-term bonds began trading to their call dates -- that is, the market reacted as if issuers would retire their debt before its stated maturity. (See the Maryland Short-Term Tax-Free Bond Fund section for an explanation of duration.) In the early part of the period, therefore, we used the proceeds of maturing bond positions to buy long-term bonds with the highest available market yields to increase the fund's income and price appreciation potential. We stuck to this plan through May.

               As rates rose in the late spring and summer, however, long-term issues fell in value. We shifted into bonds with more defensive characteristics -- primarily those with higher coupons and shorter maturities -- and took steps to combat duration extension. The portfolio's duration can

THE FUND'S AVERAGE CREDIT QUALITY REMAINED HIGH, ENDING THE PERIOD AT AA-...

               become longer -- "extend" -- when holdings that had been trading to early call dates begin trading to their later maturity dates. (Although our weighted average maturity as of August 31 was slightly shorter than six months ago, duration was significantly longer due to this effect.) We also sought to improve the fund's dividend yield by selling bonds at losses and replacing them with new, higher-yielding positions. Realizing losses also helps us reduce or avoid taxable distributions of capital gains. These steps helped our performance relative to our peers, but only by a modest amount.

               While it is never pleasant to weather a period of rising interest rates, the Maryland market performed better than the national average for municipal bonds. This was, in part, due to a 39% decline in new issues versus the first eight months of 1998. Strong demand from Maryland residents for bonds as interest rates rose also helped cushion the negative price effects of the rate environment.

               The fund's average credit quality remained high, ending the period at AA- by our analysts' measures and even higher using the rating agencies (as reported in the Key Statistics table that follows this letter). Shifts in sector exposure were modest during the period, although hospital bonds dropped from 17% to 12% of assets while state and local general obligation debt grew from 13% to 18%. We reduced hospital holdings because they continued to show poor financial performance, and increased our positions in state and local general obligation debt, which has been benefiting from the strong state economy. As discussed in the market environment section, the Maryland economy is firing on all cylinders, keeping state and local tax coffers full.


      OUTLOOK

               Interest rates could move higher in coming months because of persistent strength in the domestic economy and economic recovery overseas. The Fed is keeping a close eye on inflationary pressures, particularly in the labor markets, and could tighten another 25 basis points if it intends to move the federal funds rate back to its level of a year ago. However, the Fed is also interested in maintaining a liquid and orderly market as we approach the end of the year and the transition to 2000, which could serve to moderate future rate increases. At the same time, the increase in rates so far this year could be enough to slow certain sectors of the economy. These crosscurrents do not argue for an aggressive posture regarding interest rates. At present, we are focusing on the higher yields available in the marketplace and on the current appeal of tax-free municipal bonds relative to taxable securities, as discussed on page 2.

               We continue to be impressed by the strength of the Maryland economy and the steady demand from investors for Maryland tax-free bonds.



               Respectfully submitted,


               /s/ Charles B. Hill

               Charles B. Hill
               Chairman of the Investment Advisory Committee
               Maryland Short-Term Tax-Free Bond Fund


               /s/ Mary J. Miller

               Mary J. Miller
               Chairman of the Investment Advisory Committee
               Maryland Tax-Free Bond Fund

               September 20, 1999

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

KEY STATISTICS
                                                        2/28/99        8/31/99

  Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------

  Price Per Share                                          $5.17          $5.08
--------------------------------------------------------------------------------

  Dividends Per Share
--------------------------------------------------------------------------------
      For 6 months                                          0.10           0.09
      --------------------------------------------------------------------------
      For 12 months                                         0.19           0.19
      --------------------------------------------------------------------------

  Dividend Yield *
--------------------------------------------------------------------------------
      For 6 months                                          3.80%          3.67%
      --------------------------------------------------------------------------
      For 12 months                                         3.85           3.80
      --------------------------------------------------------------------------

  30-Day Standardized Yield                                 2.93           3.68
--------------------------------------------------------------------------------

  Weighted Average Maturity (years)                         2.6            2.5
--------------------------------------------------------------------------------
  Weighted Average Effective Duration (years)               2.3            2.2
--------------------------------------------------------------------------------
  Weighted Average Quality **                                AA             AA
--------------------------------------------------------------------------------

  Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------

  Price Per Share                                       $  10.73       $  10.16
--------------------------------------------------------------------------------

  Dividends Per Share
--------------------------------------------------------------------------------
      For 6 months                                          0.27           0.27
      --------------------------------------------------------------------------
      For 12 months                                         0.54           0.54
      --------------------------------------------------------------------------

  Dividend Yield *
--------------------------------------------------------------------------------
      For 6 months                                          5.15%          5.27%
      --------------------------------------------------------------------------
      For 12 months                                         5.21           5.42
      --------------------------------------------------------------------------

  30-Day Standardized Yield                                 4.03           4.75
--------------------------------------------------------------------------------

  Weighted Average Maturity (years)                         15.8           15.7
--------------------------------------------------------------------------------

  Weighted Average Effective Duration (years)                6.9            7.5
--------------------------------------------------------------------------------

  Weighted Average Quality **                                 AA             AA
--------------------------------------------------------------------------------

* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value at the end of the period.

**   Based on T. Rowe Price research.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

  SECTOR DIVERSIFICATION
                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
                                                        2/28/99        8/31/99

  Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------

  Prerefunded Bonds                                        32%            28%
--------------------------------------------------------------------------------
  General Obligation -- Local                               8             16
--------------------------------------------------------------------------------
  Hospital Revenue                                         11             10
--------------------------------------------------------------------------------
  Educational Revenue                                      10             10
--------------------------------------------------------------------------------
  Solid Waste Revenue                                      10              8
--------------------------------------------------------------------------------
  General Obligation -- State                              10              7
--------------------------------------------------------------------------------
  Life Care/Nursing Home Revenue                            6              5
--------------------------------------------------------------------------------
  Ground Transportation Revenue                             4              4
--------------------------------------------------------------------------------
  Lease Revenue                                             3              3
--------------------------------------------------------------------------------
  Water and Sewer Revenue                                   -              2
--------------------------------------------------------------------------------
  Dedicated Tax Revenue                                     -              2
--------------------------------------------------------------------------------
  Miscellaneous Revenue                                     -              2
--------------------------------------------------------------------------------
  All Other                                                 7              4
--------------------------------------------------------------------------------
  Other Assets Less Liabilities                           - 1            - 1
--------------------------------------------------------------------------------
  Total                                                   100%           100%


  Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------

  Prerefunded Bonds                                        16%            15%
--------------------------------------------------------------------------------
  Housing Finance Revenue                                  14             14
--------------------------------------------------------------------------------
  Hospital Revenue                                         17             12
--------------------------------------------------------------------------------
  General Obligation - Local                                9             10
--------------------------------------------------------------------------------
  General Obligation - State                                4              8
--------------------------------------------------------------------------------
  Educational Revenue                                       6              5
--------------------------------------------------------------------------------
  Miscellaneous Revenue                                     3              5
--------------------------------------------------------------------------------
  Ground Transportation Revenue                             5              5
--------------------------------------------------------------------------------
  Water and Sewer Revenue                                   3              4
--------------------------------------------------------------------------------
  Escrowed to Maturity                                      5              4
--------------------------------------------------------------------------------
  Solid Waste Revenue                                       4              4
--------------------------------------------------------------------------------
  Lease Revenue                                             4              4
--------------------------------------------------------------------------------
  Dedicated Tax Revenue                                     3              3
--------------------------------------------------------------------------------
  Electric Revenue                                          3              3
--------------------------------------------------------------------------------
  Life Care/Nursing Home Revenue                            2              2
--------------------------------------------------------------------------------
  All Other                                                 3              2
--------------------------------------------------------------------------------
  Other Assets Less Liabilities                           - 1              -
--------------------------------------------------------------------------------
  Total                                                   100%           100%

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------


----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
    These charts show the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


    MARYLAND SHORT-TERM TAX-FREE BOND FUND
    ----------------------------------------------------------------------------

             Lehman 3-Year State  Lipper Short Municipal    Maryland Short-Term
                GO Bond Index       Debt Funds Average      Tax-Free Bond Fund

   1/29/93         10,000                  10,000                 10,000
      8/93         10,358                  10,307                 10,381
      8/94         10,625                  10,532                 10,613
      8/95         11,348                  11,032                 11,204
      8/96         11,790                  11,446                 11,596
      8/97         12,429                  11,988                 12,083
      8/98         13,147                  12,576                 12,681
      8/99         13,526                  12,897                 12,978


    MARYLAND TAX-FREE BOND FUND
    ----------------------------------------------------------------------------

             Lehman Municipal    Lipper Maryland Municipal    Maryland Tax-Free
                Bond Index            Debt Funds Average           Bond Fund

      8/89         10,000                  10,000                 10,000
      8/90         10,642                  10,415                 10,455
      8/91         11,897                  11,567                 11,601
      8/92         13,225                  12,757                 12,843
      8/93         14,838                  14,255                 14,534
      8/94         14,859                  14,183                 14,462
      8/95         16,176                  15,293                 15,608
      8/96         17,024                  16,042                 16,422
      8/97         18,598                  17,385                 17,806
      8/98         20,207                  18,783                 19,307
      8/99         20,307                  18,717                 19,214


------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

    This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                Since  Inception
    Periods Ended 8/31/99         1 Year  5 Years  10 Years Inception       Date
--------------------------------------------------------------------------------

    Maryland Short-Term
    Tax-Free Bond Fund               2.34%   4.11%      -       4.04%    1/29/93
--------------------------------------------------------------------------------
    Maryland Tax-Free Bond Fund    - 0.49    5.85     6.75%       -      3/31/87
--------------------------------------------------------------------------------

    Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS                                                               For a share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------


                                     6 Months              Year
                                        Ended             Ended
                                      8/31/99           2/28/99          2/28/98          2/28/97          2/29/96         2/28/95
NET ASSET VALUE
Beginning of period               $      5.17       $      5.14      $      5.11      $      5.15      $      5.04     $      5.09
                                  --------------------------------------------------------------------------------------------------

Investment activities
 Net investment income                   0.09*             0.19*            0.20*            0.20*            0.21*           0.18*
                                  --------------------------------------------------------------------------------------------------

 Net realized and
 unrealized gain (loss)                 (0.09)             0.03             0.03            (0.04)            0.11           (0.05)
                                  --------------------------------------------------------------------------------------------------

 Total from
 investment activities                   --                0.22             0.23             0.16             0.32            0.13
                                  --------------------------------------------------------------------------------------------------

Distributions
 Net investment income                  (0.09)            (0.19)           (0.20)           (0.20)           (0.21)          (0.18)
                                  --------------------------------------------------------------------------------------------------

NET ASSET VALUE
End of period                     $      5.08       $      5.17      $      5.14      $      5.11      $      5.15     $      5.04
                                  --------------------------------------------------------------------------------------------------




  Ratios/Supplemental Data
  Total returnu                          0.06%*            4.46%*           4.56%*           3.26%*           6.49%*          2.64%*

                                  --------------------------------------------------------------------------------------------------

  Ratio of total expenses to
  average net assets                     0.60%*+           0.62%*           0.65%*           0.65%*           0.65%*          0.65%*

                                  --------------------------------------------------------------------------------------------------

  Ratio of net investment
  income to average
  net assets                             3.61%*+           3.80%*           3.89%*           3.98%*           4.14%*          3.59%*

                                  --------------------------------------------------------------------------------------------------

  Portfolio turnover rate                22.4%+            46.4%            60.4%            21.4%            39.3%          105.3%
                                  --------------------------------------------------------------------------------------------------

  Net assets, end of period
  (in thousands)                  $   128,867       $   122,552      $   109,424      $   102,252      $    85,784     $    74,808
                                  --------------------------------------------------------------------------------------------------


 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect through 6/30/98, and a 0.60% voluntary expense limitation in effect from 7/1/98 through 2/28/01.
+ Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Unaudited


FINANCIAL HIGHLIGHTS                                                                For a share outstanding throughout each period
----------------------------------------------------------------------------------------------------------------------------------

                                          6 Months              Year
                                             Ended             Ended
                                           8/31/99           2/28/99          2/28/98        2/28/97        2/29/96        2/28/95
  NET ASSET VALUE
  Beginning of period                    $   10.73         $   10.67        $   10.35      $   10.40      $    9.99      $   10.45
                                --------------------------------------------------------------------------------------------------

  Investment activities
   Net investment income                      0.27              0.54             0.55           0.56           0.57           0.56
   Net realized and
   unrealized gain (loss)                    (0.56)             0.06             0.32          (0.05)          0.41          (0.42)
                                --------------------------------------------------------------------------------------------------
   Total from
   investment activities                     (0.29)             0.60             0.87           0.51           0.98           0.12
                                --------------------------------------------------------------------------------------------------

  Distributions
   Net investment income                     (0.27)            (0.54)           (0.55)         (0.56)         (0.57)         (0.56)
   Net realized gain                         (0.01)             --               --             --             --            (0.02)
                                --------------------------------------------------------------------------------------------------

   Total distributions                       (0.28)            (0.54)           (0.55)         (0.56)         (0.57)         (0.58)
                                --------------------------------------------------------------------------------------------------

  NET ASSET VALUE
  End of period                          $   10.16         $   10.73        $   10.67      $   10.35      $   10.40      $    9.99
                                --------------------------------------------------------------------------------------------------



  Ratios/Supplemental Data
  Total return                               (2.77)%            5.80%            8.68%          5.12%         10.00%          1.43%
                                --------------------------------------------------------------------------------------------------
  Ratio of total expenses to
  average net assets                          0.51%+            0.51%            0.51%          0.54%          0.54%          0.57%
                                --------------------------------------------------------------------------------------------------
  Ratio of net investment
  income to average
  net assets                                  5.06%+            5.10%            5.31%          5.47%          5.53%          5.73%
                                --------------------------------------------------------------------------------------------------
  Portfolio turnover rate                     28.7%+            15.4%            19.2%          26.2%          23.9%          28.9%
                                --------------------------------------------------------------------------------------------------
  Net assets, end of period
  (in millions)                          $   1,049         $   1,063        $     926      $     820      $     799      $     725
                                --------------------------------------------------------------------------------------------------

 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+ Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 1999

-----------------------
Statement of Net Assets                                            Par          Value
---------------------------------------------------------------------------------------
                                                                      In thousands
      MARYLAND  94.4%

      Anne Arundel County, GO
          Consolidated Solid Waste
             5.75%, 2/1/04 *                            $          350  $        367
             --------------------------------------------------------------------------
             6.00%, 2/1/01 *                                       350           359
             --------------------------------------------------------------------------
             6.00%, 2/1/02 *                                       350           364
             --------------------------------------------------------------------------
             6.00%, 2/1/03 *                                       325           341
             --------------------------------------------------------------------------
          Water and Sewer
             4.75%, 9/1/01                                       1,030         1,043
             --------------------------------------------------------------------------
             5.00%, 3/15/02 *                                    1,280         1,302
             --------------------------------------------------------------------------
             5.00%, 3/15/03 *                                    1,345         1,371
      ---------------------------------------------------------------------------------
      Baltimore City, GO, Consolidated Public Improvement
             7.50%, 10/15/00 (FGIC Insured)                        500           520
      ---------------------------------------------------------------------------------
      Baltimore City, Water Projects
             6.50%, 7/1/20 (MBIA Insured)
             (Prerefunded 7/1/00+)                                 345           353
      ---------------------------------------------------------------------------------
      Baltimore County
          Consolidated Public Improvement
             GO, 5.50%, 6/1/04                                   1,000         1,048
             --------------------------------------------------------------------------
             6.00%, 7/1/05 (Prerefunded 7/1/02+)                   500           532
             --------------------------------------------------------------------------
          Stella Maris, GO, 7.50%, 3/1/21 (Prerefunded 3/1/01+)  1,000         1,066
      ---------------------------------------------------------------------------------
      Baltimore County Economic Dev.
          Maryvale Preparatory School Fac.
             6.50%, 5/1/08                                       1,000           976
      ---------------------------------------------------------------------------------
      Charles County, County Commissioners
          Fox Chase Apartments, 7.25%, 10/1/01                     185           185
          -----------------------------------------------------------------------------
          New Forest Apartments, 7.25%, 11/1/01                    460           461
      ---------------------------------------------------------------------------------
      Frederick County, GO, Public Facilities, 5.00%, 7/1/02     3,275         3,339
      ---------------------------------------------------------------------------------
      Howard County, GO
          Consolidated Public Improvement
             4.875%, 8/15/02                                     2,000         2,038
             --------------------------------------------------------------------------
             5.875%, 5/15/12 (Prerefunded 5/15/03+)              1,520         1,598
      ---------------------------------------------------------------------------------
      Howard County Metropolitan Dist.
             7.125%, 5/15/11 (Prerefunded 5/15/00+)                500           517
             --------------------------------------------------------------------------
             7.15%, 5/15/20 (Prerefunded 5/15/00+)                 500           517
      ---------------------------------------------------------------------------------
      Laurel, 6.60%, 7/1/03 (MBIA Insured) (Prerefunded 7/1/01+)   375           398
      ---------------------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                                                  Par          Value
---------------------------------------------------------------------------------------
                                                                    In thousands
      Maryland, State and Local Fac.
          7.00%, 10/15/02 (Prefunded 10/15/00+)         $        1,000  $      1,040
      ---------------------------------------------------------------------------------
      Maryland, GO
             6.50%, 3/15/05 (Prerefunded 3/15/01+)               2,000         2,099
      ---------------------------------------------------------------------------------
          State and Local Fac.
             4.85%, 10/15/02                                       500           510
             --------------------------------------------------------------------------
             5.00%, 7/15/01                                      5,000         5,087
             --------------------------------------------------------------------------
             5.00%, 10/15/02                                       930           952
      ---------------------------------------------------------------------------------
      Maryland DOT, 5.00%, 9/1/01                                3,000         3,051
      ---------------------------------------------------------------------------------
      Maryland Economic Dev.
          Associated Jewish Charities
             5.25%, 7/15/02                                        305           305
             --------------------------------------------------------------------------
             5.25%, 7/15/03                                        320           319
             --------------------------------------------------------------------------
             5.50%, 7/15/04                                        340           340
             --------------------------------------------------------------------------
             5.50%, 7/15/05                                        360           358
             --------------------------------------------------------------------------
             5.50%, 7/15/06                                        380           376
             --------------------------------------------------------------------------
             5.50%, 7/15/07                                        400           393
      ---------------------------------------------------------------------------------
      Maryland Energy Fin. Admin.
          Solid Waste Disposal, 5.10%, 12/1/99 *                   450           451
          -----------------------------------------------------------------------------
          Wheelabrator Water Technologies
             5.75%, 12/1/04 *                                    2,570         2,659
      ---------------------------------------------------------------------------------
      Maryland HHEFA
          Bradford Oaks Nursing and Rehabilitation Center
             5.125%, 1/1/00                                        200           200
             --------------------------------------------------------------------------
             5.375%, 1/1/01                                        200           201
             --------------------------------------------------------------------------
          Broadmead
             4.60%, 7/1/01                                         375           376
             --------------------------------------------------------------------------
             4.90%, 7/1/04                                         250           251
             --------------------------------------------------------------------------
          Charity Obligation Group, 4.60%, 11/1/03               4,460         4,463
          -----------------------------------------------------------------------------
          Doctor's Community Hosp.
             8.75%, 7/1/22 (Prerefunded 7/1/00+)                 5,815         6,166
             --------------------------------------------------------------------------
          Easton Memorial Hosp.
             5.00%, 7/1/00 (MBIA Insured)                          335           339
             --------------------------------------------------------------------------
             5.00%, 7/1/01 (MBIA Insured)                          360           365
             --------------------------------------------------------------------------
             5.00%, 7/1/02 (MBIA Insured)                          370           377
             --------------------------------------------------------------------------
             5.00%, 7/1/03 (MBIA Insured)                          390           399
             --------------------------------------------------------------------------
             5.00%, 7/1/04 (MBIA Insured)                          410           419
             --------------------------------------------------------------------------
             5.00%, 7/1/05 (MBIA Insured)                          430           438
             --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                                                 Par          Value
---------------------------------------------------------------------------------------
                                                                In thousands
      Maryland HHEFA
          Francis Scott Key Medical Center
             6.75%, 7/1/23 (FGIC Insured)
             (Prerefunded 7/1/00+)                      $           35  $         36
             --------------------------------------------------------------------------
          Good Samaritan Hosp.
             4.90%, 7/1/00 (Escrowed to Maturity)                1,020         1,030
             --------------------------------------------------------------------------
          Greater Baltimore Medical Center
             6.75%, 7/1/19 (Prerefunded 7/1/01+)                 2,025         2,156
             --------------------------------------------------------------------------
          Johns Hopkins Hosp., VRDN (Currently 3.15%)            1,000         1,000
          -----------------------------------------------------------------------------
          Johns Hopkins Univ.
             5.50%, 7/1/01                                       2,500         2,562
             --------------------------------------------------------------------------
             5.50%, 7/1/02                                       4,000         4,135
             --------------------------------------------------------------------------
          Kennedy Krieger Institute
             6.00%, 7/1/01                                         125           128
             --------------------------------------------------------------------------
             6.00%, 7/1/02                                         220           226
             --------------------------------------------------------------------------
             6.00%, 7/1/03                                         380           392
             --------------------------------------------------------------------------
             6.00%, 7/1/04                                         405           419
             --------------------------------------------------------------------------
             6.00%, 7/1/05                                         430           445
             --------------------------------------------------------------------------
          Pooled Loan Program, VRDN (Currently 3.30%)              400           400
          -----------------------------------------------------------------------------
          Stella Maris, 4.75%, 3/1/01                            4,625         4,644
          -----------------------------------------------------------------------------
          Union Hosp. of Cecil County
             6.70%, 7/1/22 (Prerefunded 7/1/02+)                 1,725         1,865
             --------------------------------------------------------------------------
          Univ. of Maryland Medical System
             VRDN (Currently 3.20%)                                700           700
             --------------------------------------------------------------------------
             7.00%, 7/1/17 (FGIC Insured)
             (Prerefunded 7/1/01+)                               2,250         2,406
      ---------------------------------------------------------------------------------
      Maryland Ind. Dev. Fin. Auth.
          American Center for Physics Headquarters Fac.
             5.80%, 1/1/01                                         400           405
             --------------------------------------------------------------------------
          Way Station, 4.90%, 1/2/03                             2,215         2,197
      ---------------------------------------------------------------------------------
      Maryland Transportation Auth.
          Transportation Fac.
             5.20%, 7/1/00                                       4,000         4,050
             --------------------------------------------------------------------------
             6.10%, 7/1/00                                       1,100         1,122
      ---------------------------------------------------------------------------------
      Maryland Water Quality Fin. Admin.
          Revolving Loan Fund
             6.70%, 9/1/13 (Prerefunded 9/1/01+)                 1,165         1,244
             --------------------------------------------------------------------------
             7.25%, 9/1/11 (Prerefunded 9/1/00+)                   575           606
      ---------------------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
---------------------------------------------------------------------------------------

                                                                Par              Value
---------------------------------------------------------------------------------------
                                                                    In thousands
      Montgomery County, GO
             6.30%, 4/1/02                               $       1,250  $      1,314
             --------------------------------------------------------------------------
             9.75%, 6/1/01                                       1,700         1,858
             --------------------------------------------------------------------------
          Consolidated Public Improvement
             5.00%, 5/1/01                                       1,480         1,503
             --------------------------------------------------------------------------
             5.50%, 7/1/03                                       1,250         1,304
      ---------------------------------------------------------------------------------
      Northeast Maryland Waste Disposal Auth.
          Montgomery County Resources
             5.70%, 7/1/03 *                                     4,260         4,385
             --------------------------------------------------------------------------
             7.10%, 1/1/03 (MBIA Insured)                        1,000         1,082
             --------------------------------------------------------------------------
          Solid Waste
             5.30%, 7/1/00 *                                     1,765         1,785
             --------------------------------------------------------------------------
             5.90%, 7/1/05 *                                     2,250         2,339
             --------------------------------------------------------------------------
          Southwest Resource Recovery Fac.
             5.80%, 7/1/04 *                                        60            62
             --------------------------------------------------------------------------
             7.05%, 1/1/02 (MBIA Insured)                          500           530
      ---------------------------------------------------------------------------------
      Prince George's County
          Collington Episcopal, 5.40%, 4/1/02                      450           452
          -----------------------------------------------------------------------------
          Dimensions Health
             7.25%, 7/1/17 (Prerefunded 7/1/02+)                 5,500         6,030
             -----------------------------------------------------------------------------
          Equipment Acquistion Program, COP
             5.00%, 10/15/00 (MBIA Insured)                      4,050         4,102
      ---------------------------------------------------------------------------------
      Prince George's County Housing Auth., Largo Oxford
             4.50%, 12/1/07 (Prerefunded 12/1/01+)               2,000         2,012
      ---------------------------------------------------------------------------------
      Univ. of Maryland
          Equipment Loan, VRDN (Currently 3.20%)                   800           800
          -----------------------------------------------------------------------------
          Auxilary Fac. And Tuition
             5.00%, 4/1/02                                       3,145         3,203
             --------------------------------------------------------------------------
             5.50%, 4/1/10 (Prerefunded 4/1/03+)                 1,000         1,053
             --------------------------------------------------------------------------
             6.40%, 4/1/06 (Prerefunded 10/1/02+)                  500           540
      ---------------------------------------------------------------------------------
      Washington Suburban Sanitary Dist., GO
             6.40%, 11/1/04 (Prerefunded 11/1/01+)                 250           266
             --------------------------------------------------------------------------
             6.50%, 11/1/13 (Prerefunded 11/1/01+)               1,000         1,067
             --------------------------------------------------------------------------
             7.00%, 6/1/01                                       1,480         1,551
             --------------------------------------------------------------------------
             8.00%, 1/1/02                                       1,460         1,579
      ---------------------------------------------------------------------------------
      Total Maryland (Cost  $121,982)                                        121,614
                                                                          -------------

16

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
---------------------------------------------------------------------------------------

                                                                Par              Value
---------------------------------------------------------------------------------------
                                                                   In thousands
      PUERTO RICO  5.3%

      Puerto Rico Ind. Medical and Environmental PCR
             4.25%, 9/1/03                              $        1,500  $      1,490
      ---------------------------------------------------------------------------------
      Puerto Rico Municipal Fin. Agency, GO
             5.50%, 7/1/00 (FSA Insured)                         2,790         2,832
      ---------------------------------------------------------------------------------
      Puerto Rico Telephone Auth.
             5.45%, 1/16/15 (MBIA Insured)
             (Prerefunded 1/1/03+)                               2,400         2,493
      ---------------------------------------------------------------------------------
      Total Puerto Rico (Cost  $6,817)                                         6,815
                                                                        ---------------

      U. S. VIRGIN ISLANDS  0.9%

      Virgin Island Water and Power Auth., 5.00%, 7/1/02         1,200         1,213
      ---------------------------------------------------------------------------------
      Total U. S. Virgin Islands (Cost  $1,214)                                1,213
                                                                        ---------------

 Total Investments in Securities
 100.6% of Net Assets (Cost  $130,013)                                  $    129,642

 Other Assets Less Liabilities                                                  (775)
                                                                        ---------------
 NET ASSETS                                                             $    128,867
                                                                        ---------------

 Net Assets Consist of:

 Accumulated net investment income - net of distributions               $          2

 Accumulated net realized gain/loss - net of distributions                      (120)

 Net unrealized gain (loss)                                                     (371)

 Paid-in-capital applicable to 25,355,254 no par value shares of
 beneficial interest outstanding; unlimited number of shares authorized      129,356
                                                                        --------------



 NET ASSETS                                                             $    128,867
                                                                        ---------------

 NET ASSET VALUE PER SHARE                                              $       5.08
                                                                        ---------------

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
  COP  Certificates of Participation
  DOT  Department of Transportation
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
HHEFA  Health  &  Higher  Educational   Facility  Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 VRDN  Variable Rate Demand Note

The accomapnying notes are an integral part of these financial statments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------------
Unaudited                                                              August 31, 1999

----------------------
STATEMENT OF NET ASSET                                        Par                Value
---------------------------------------------------------------------------------------
                                                                    In Thousands
     MARYLAND 94.3%

      Allegany Co., PCR, Westvaco, 6.20%, 1/1/08        $        1,350  $      1,445
      ---------------------------------------------------------------------------------
      Anne Arundel County, GO
             4.50%, 8/1/24                                       3,250         2,723
             --------------------------------------------------------------------------
             5.00%, 5/15/11                                      3,000         2,971
             --------------------------------------------------------------------------
             5.00%, 5/15/12                                      3,180         3,127
             --------------------------------------------------------------------------
             5.00%, 5/15/13                                      1,680         1,636
             --------------------------------------------------------------------------
             5.125%, 2/1/22                                      1,340         1,255
             --------------------------------------------------------------------------
             5.125%, 2/1/23                                      1,090         1,019
             --------------------------------------------------------------------------
          Consolidated General Improvement
             6.30%, 8/1/16 (Prerefunded 8/1/05+)                   775           848
             --------------------------------------------------------------------------
             6.30%, 8/1/19 (Prerefunded 8/1/05+)                   725           793
             --------------------------------------------------------------------------
             6.30%, 8/1/20 (Prerefunded 8/1/05+)                   705           771
             --------------------------------------------------------------------------
             6.30%, 8/1/21 (Prerefunded 8/1/05+)                   790           865
             --------------------------------------------------------------------------
          Consolidated Water and Sewer
             4.50%, 8/1/24                                       3,410         2,857
             --------------------------------------------------------------------------
             6.30%, 8/1/22 (Prerefunded 8/1/05+)                   450           493
             --------------------------------------------------------------------------
             6.30%, 8/1/24 (Prerefunded 8/1/05+)                   720           788
             --------------------------------------------------------------------------
             7.20%, 4/15/13 (Prerefunded 4/15/00+)                 625           650
             --------------------------------------------------------------------------
             7.20%, 4/15/14 (Prerefunded 4/15/00+)                 625           651
      ---------------------------------------------------------------------------------
      Anne Arundel County
          Special Tax Dist., Farmington Village
             6.25%, 6/1/25                                       4,222         3,948
      ---------------------------------------------------------------------------------
      Baltimore City, GO
             Zero Coupon, 10/15/08 (FGIC Insured)
             (Prerefunded 10/15/05+)                             2,015         1,252
             --------------------------------------------------------------------------
             Zero Coupon, 10/15/09 (FGIC Insured)
             (Prerefunded 10/15/05+)                             2,430         1,420
             --------------------------------------------------------------------------
             Zero Coupon, 10/15/11 (FGIC Insured)
             (Prerefunded 10/15/05+)                             3,975         2,051
             --------------------------------------------------------------------------.
          Consolidated Public Improvement
             Zero Coupon, 10/15/06 (FGIC Insured)                3,100         2,178
             --------------------------------------------------------------------------
             Zero Coupon, 10/15/08 (FGIC Insured)                1,785         1,110
             --------------------------------------------------------------------------
             Zero Coupon, 10/15/09 (FGIC Insured)                2,170         1,269
             --------------------------------------------------------------------------
             Zero Coupon, 10/15/11 (FGIC Insured)                5,765         3,001
             --------------------------------------------------------------------------
             5.50%, 10/15/09 (FGIC Insured)                      1,860         1,939
             --------------------------------------------------------------------------

18

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
---------------------------------------------------------------------------------------

                                                                Par              Value
---------------------------------------------------------------------------------------
                                                                    In thousands

      Baltimore City, GO
          Consolidated Public Improvement
             5.50%, 10/15/10 (FGIC Insured)             $        2,615  $      2,712
             --------------------------------------------------------------------------
             5.50%, 10/15/16 (FGIC Insured)                      1,775         1,796
             --------------------------------------------------------------------------
             7.00%, 10/15/07 (MBIA Insured)                        500           572
             --------------------------------------------------------------------------
             7.00%, 10/15/08 (MBIA Insured)                      5,190         5,975
             --------------------------------------------------------------------------
             7.50%, 10/15/09 (FGIC Insured)                      2,635         3,148
      ---------------------------------------------------------------------------------
      Baltimore City
             --------------------------------------------------------------------------

          Board of Ed. Admin. Headquarters, COP
             5.00%, 4/1/13 (MBIA Insured)                        3,460         3,305
             --------------------------------------------------------------------------
             5.25%, 4/1/09 (MBIA Insured)                        2,790         2,812
             --------------------------------------------------------------------------
             5.25%, 4/1/10 (MBIA Insured)                        2,940         2,941
             --------------------------------------------------------------------------
             7.25%, 4/1/16 (MBIA Insured)                        3,200         3,319
             --------------------------------------------------------------------------
          Convention Center
             5.50%, 9/1/14 (MBIA Insured)                        4,000         4,046
             --------------------------------------------------------------------------
             6.00%, 9/1/17 (FGIC Insured)
             (Prerefunded 9/1/04+)                               5,180         5,534
             --------------------------------------------------------------------------
          Parking Fac.
             5.25%, 7/1/21 (FGIC Insured)                        2,000         1,924
             --------------------------------------------------------------------------
             5.90%, 7/1/11 (FGIC Insured)                          590           629
             --------------------------------------------------------------------------
             5.90%, 7/1/12 (FGIC Insured)                        1,195         1,273
             --------------------------------------------------------------------------
             5.90%, 7/1/13 (FGIC Insured)                        1,000         1,062
             --------------------------------------------------------------------------
             6.00%, 7/1/14 (FGIC Insured)                        5,155         5,522
             --------------------------------------------------------------------------
             6.00%, 7/1/15 (FGIC Insured)                        5,460         5,841
             --------------------------------------------------------------------------
             6.00%, 7/1/16 (FGIC Insured)                        5,785         6,172
             --------------------------------------------------------------------------
             6.00%, 7/1/17 (FGIC Insured)                        6,135         6,524
             --------------------------------------------------------------------------
             6.00%, 7/1/18 (FGIC Insured)                        6,505         6,922
             --------------------------------------------------------------------------
          Port Fac., E.I. DuPont - Conoco
             6.50%, 10/1/11                                     10,400        11,129
             --------------------------------------------------------------------------
          Tindeco Wharf Apartments
             6.60%, 12/20/24 (GNMA Guaranteed)                   1,000         1,051
             --------------------------------------------------------------------------
          Wastewater
             5.60%, 7/1/13 (MBIA Insured)                       19,300        19,899
             --------------------------------------------------------------------------
             5.65%, 7/1/20 (MBIA Insured)                        2,000         2,037
             --------------------------------------------------------------------------
          Water
             5.80%, 7/1/15 (FGIC Insured)                        3,350         3,448
             --------------------------------------------------------------------------
             6.00%, 7/1/15 (FGIC Insured)                        6,250         6,687
             --------------------------------------------------------------------------

19

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
---------------------------------------------------------------------------------------

                                                                Par              Value
---------------------------------------------------------------------------------------
                                                                   In thousands


          Baltimore City, COP
             7.20%, 4/1/10 (MBIA Insured)               $        1,950  $      2,024
             --------------------------------------------------------------------------
             7.20%, 4/1/10 (MBIA Insured)
             (Prerefunded 4/1/00+)                               1,300         1,350
             --------------------------------------------------------------------------
             7.25%, 4/1/16 (MBIA Insured)                        5,845         6,064
             --------------------------------------------------------------------------
             7.25%, 4/1/16 (MBIA Insured)
             (Prerefunded 4/1/00+)                               1,655         1,717
             --------------------------------------------------------------------------
      Baltimore County
          Golf Systems, VRDN (Currently 3.25%)                   3,300         3,300
          -----------------------------------------------------------------------------
          North Brooke Apartments
             6.35%, 1/20/21 (GNMA Guaranteed)                    3,000         3,125
             --------------------------------------------------------------------------
          Pickersgill Retirement Community
             7.70%, 1/1/21 (Prerefunded 1/1/02+)                 3,550         3,877
             --------------------------------------------------------------------------
          Stella Maris, 7.50%, 3/1/21 (Prerefunded 3/1/01+)      2,760         2,943
      ---------------------------------------------------------------------------------
      Baltimore County, GO
          COP, 7.10%, 10/1/12 (Prerefunded 10/1/99+)             3,195         3,268
          -----------------------------------------------------------------------------
          Pension Funding
             5.125%, 8/1/14                                      4,300         4,240
             --------------------------------------------------------------------------
             5.125%, 8/1/15                                      4,195         4,112
      ---------------------------------------------------------------------------------
      Baltimore County Economic Dev.
          Maryvale Preparatory School Fac., 6.50%, 5/1/11          600           582
      ---------------------------------------------------------------------------------
      Calvert County Economic Dev.
          Asbury Solomons Islands Fac.
             5.00%, 1/1/27 (MBIA Insured)                        2,500         2,268
      ---------------------------------------------------------------------------------
      Calvert County, PCR, Baltimore Gas and Electric
             5.55%, 7/15/14                                      5,550         5,561
      ---------------------------------------------------------------------------------
      Carroll County
          Copper Ridge, 7.75%, 1/1/18                            3,000         3,157
          -----------------------------------------------------------------------------
          Fairhaven, 7.75%, 1/1/11                               1,000         1,040
      ---------------------------------------------------------------------------------
      Carroll County, GO
          Consolidated Public Improvement
          County Commissioners, 5.625%, 10/1/20                  1,900         1,885
          -----------------------------------------------------------------------------
             6.00%, 11/1/06 (Prerefunded 11/1/99+)                 800           819
      ---------------------------------------------------------------------------------
      Carroll County, Public Improvement Bonds
             7.30%, 10/1/20 (Prerefunded 10/1/00+)               2,000         2,113
      ---------------------------------------------------------------------------------
      Charles County
          Holly Station, 6.45%, 5/1/26                           1,780         1,867
          -----------------------------------------------------------------------------
          New Forest Apartments
             6.10%, 11/1/28                                      5,000         5,159
      ---------------------------------------------------------------------------------

20

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
---------------------------------------------------------------------------------------

                                                                  Par           Value
---------------------------------------------------------------------------------------
                                                                     In thousands


      Damascus Gardens Dev., Multi Family
             7.375%, 8/15/17
             (Escrowed to Maturity)                     $        3,735  $      4,335
      ---------------------------------------------------------------------------------
      Frederick City, GO, General Improvement
             6.125%, 12/1/09 (FGIC Insured)                      1,840         1,955
      ---------------------------------------------------------------------------------
      Frederick County, GO
          BAN, VRDN (Currently 3.25%)                            1,125         1,125
          -----------------------------------------------------------------------------
          Public Facilities, 5.75%, 7/1/19                       7,280         7,436
      ---------------------------------------------------------------------------------
      Frederick County
          Buckinghams Choice
             5.90%, 1/1/17                                       1,855         1,753
             --------------------------------------------------------------------------
             6.00%, 1/1/24                                         750           708
      ---------------------------------------------------------------------------------
      Gaithersburg Hosp. Fac.
          Asbury Methodist Home
             5.50%, 1/1/20                                       3,250         3,063
             --------------------------------------------------------------------------
             7.85%, 1/1/20 (Prerefunded 1/1/00+)                 6,500         6,714
             --------------------------------------------------------------------------
          Shady Grove Adventist Hosp.
             6.50%, 9/1/12 (FSA Insured)                         5,000         5,609
      ---------------------------------------------------------------------------------
      Howard County, GO
          Metropolitan Dist.
             7.15%, 5/15/14 (Prerefunded 5/15/00+)               1,005         1,039
             --------------------------------------------------------------------------
             7.15%, 5/15/15 (Prerefunded 5/15/00+)               1,080         1,117
             --------------------------------------------------------------------------
             7.15%, 5/15/16 (Prerefunded 5/15/00+)               1,160         1,199
             --------------------------------------------------------------------------
             7.15%, 5/15/17 (Prerefunded 5/15/00+)               1,245         1,287
      ---------------------------------------------------------------------------------
      Howard County
          COP, GO, 8.15%, 2/15/20                                  470           609
          -----------------------------------------------------------------------------
          Golf Course Fac., 6.00%, 2/15/21                       3,110         3,168
      ---------------------------------------------------------------------------------
      Laurel, GO
             6.90%, 7/1/07 (MBIA Insured)
             (Prerefunded 7/1/01+)                               1,000         1,068
             --------------------------------------------------------------------------
             7.00%, 7/1/09 (MBIA Insured)
             (Prerefunded 7/1/01+)                                 550           588
      ---------------------------------------------------------------------------------
      Maryland, GO
             5.835%, 8/1/12                                     10,000         9,756
             --------------------------------------------------------------------------
             6.885%, 7/15/13                                     7,500         7,510
             --------------------------------------------------------------------------
             7.00%, 10/15/03 (Prerefunded 10/15/00+)             2,000         2,089
             --------------------------------------------------------------------------
             7.10%, 10/15/04 (Prerefunded 10/15/00+)             3,000         3,152
             --------------------------------------------------------------------------

21

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
---------------------------------------------------------------------------------------

                                                                Par              Value
---------------------------------------------------------------------------------------
                                                                   In thousands
      Maryland, GO
          State and Local Fac.
             5.00%, 7/15/10                             $        9,000  $      8,999
             --------------------------------------------------------------------------
             5.25%, 6/15/09                                      1,650         1,281
             --------------------------------------------------------------------------
             5.25%, 7/15/13                                     11,770        11,779
             --------------------------------------------------------------------------
             5.25%, 7/15/14                                     12,045        12,007
             --------------------------------------------------------------------------
             5.70%, 3/15/10                                      5,000         5,244
             --------------------------------------------------------------------------
      Maryland CDA
          Residential
             5.15%, 3/1/18 *                                     5,000         4,591
             --------------------------------------------------------------------------
             5.90%, 9/1/19 *                                     2,000         2,003
             --------------------------------------------------------------------------
             5.95%, 9/1/29 *                                    16,000        16,024
             --------------------------------------------------------------------------
          Single Family
             5.60%, 4/1/18                                       3,920         3,862
             --------------------------------------------------------------------------
             5.85%, 7/1/27 *                                     7,000         6,952
             --------------------------------------------------------------------------
             5.875%, 7/1/16                                      3,950         3,977
             --------------------------------------------------------------------------
             5.875%, 4/1/17 *                                      215          216
             --------------------------------------------------------------------------
             5.875%, 9/1/25 *                                    3,500         3,511
             --------------------------------------------------------------------------
             6.00%, 4/1/17                                       2,500         2,558
             --------------------------------------------------------------------------
             6.45%, 4/1/14                                       1,000         1,037
             --------------------------------------------------------------------------
             6.75%, 4/1/10 *                                     5,000         5,207
             --------------------------------------------------------------------------
             6.75%, 4/1/26 *                                     3,990         4,120
             --------------------------------------------------------------------------
             6.80%, 4/1/22 *                                     3,340         3,480
             --------------------------------------------------------------------------
             6.80%, 4/1/24 *                                     2,690         2,802
             --------------------------------------------------------------------------
             6.85%, 4/1/11                                       4,895         5,068
             --------------------------------------------------------------------------
             7.00%, 4/1/14                                       2,720         2,837
             --------------------------------------------------------------------------
             7.05%, 4/1/17                                       4,750         4,955
             --------------------------------------------------------------------------
             7.25%, 4/1/11                                       2,000         2,069
             --------------------------------------------------------------------------
             7.25%, 4/1/19 *                                     9,000         9,314
             --------------------------------------------------------------------------
             7.25%, 4/1/27                                       9,250         9,570
             --------------------------------------------------------------------------
             7.375%, 4/1/10                                        495           508
             --------------------------------------------------------------------------
             7.60%, 4/1/17                                       1,800         1,846
      ---------------------------------------------------------------------------------
      Maryland DOT, 6.80%, 11/1/05 (Prerefunded 11/1/99+)        5,500         5,638
      ---------------------------------------------------------------------------------
      Maryland Economic Dev.

          Associated Catholic Charities
             VRDN (Currently 3.34%)                              5,055         5,055
             --------------------------------------------------------------------------
          Associated Jewish Charities, 5.67%, 7/15/29           16,645        15,219
          -----------------------------------------------------------------------------
          Chesapeake Bay Foundation
             VRDN (Currently 3.25%)                              1,000         1,000
      ---------------------------------------------------------------------------------

22

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

  Maryland Energy Fin. Admin.
    Wheelabrator Technologies
       6.30%, 12/1/10 *                               $    6,145    $    6,492
       -------------------------------------------------------------------------
       6.45%, 12/1/16 *                                    2,600         2,716
  ------------------------------------------------------------------------------
  Maryland HHEFA
    Bradford Oaks Nursing and Rehabilitation Center
       6.375%, 1/1/19                                      1,500         1,487
       -------------------------------------------------------------------------
       6.375%, 1/1/27                                      2,000         1,979
       -------------------------------------------------------------------------
    Calvert Memorial Hosp., 5.00%, 7/1/28                  1,800         1,606
    ----------------------------------------------------------------------------
    Charlestown Community, VRDN (Currently 3.25%)            860           860
    ----------------------------------------------------------------------------
    Deaton Hosp., VRDN (Currently 3.25%)                   8,000         8,000
    ----------------------------------------------------------------------------
    Doctor's Community Hosp.
       5.50%, 7/1/24                                       3,030         2,696
       -------------------------------------------------------------------------
       8.75%, 7/1/22 (Prerefunded 7/1/00+)                 6,800         7,211
       -------------------------------------------------------------------------
    Francis Scott Key Medical Center
       5.00%, 7/1/18 (FGIC Insured)                        4,880         4,493
       -------------------------------------------------------------------------
       5.00%, 7/1/23 (FGIC Insured)                        3,000         2,735
       -------------------------------------------------------------------------
       7.00%, 7/1/10 (FGIC Insured)
       (Prerefunded 7/1/00+)                               2,000         2,093
       -------------------------------------------------------------------------
    Frederick Memorial Hosp.
       5.00%, 7/1/23 (FGIC Insured)                        5,500         5,014
       -------------------------------------------------------------------------
       5.00%, 7/1/28 (FGIC Insured)                        3,750         3,390
       -------------------------------------------------------------------------
    Good Samaritan Hosp.
       5.60%, 7/1/06 (Escrowed to Maturity)                1,545         1,624
       -------------------------------------------------------------------------
       5.70%, 7/1/07 (Escrowed to Maturity)                1,875         1,983
       -------------------------------------------------------------------------
       5.75%, 7/1/13 (Escrowed to Maturity)                2,480         2,594
       -------------------------------------------------------------------------
       5.75%, 7/1/13 (AMBAC Insured)
       (Escrowed to Maturity)                              1,520         1,590
       -------------------------------------------------------------------------
    Helix Health
       5.00%, 7/1/27 (AMBAC Insured)
       (Escrowed to Maturity)                              8,970         8,273
       -------------------------------------------------------------------------
       5.125%, 7/1/10 (AMBAC Insured)
       (Escrowed to Maturity)                              2,585         2,594
       -------------------------------------------------------------------------
       5.25%, 8/15/38 (AMBAC Insured)                     18,450        16,934
       -------------------------------------------------------------------------
    Holy Cross Hosp.
       7.125%, 7/1/10 (AMBAC Insured)
       (Prerefunded 7/1/00+)                               1,400         1,466
       -------------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

  Maryland HHEFA
    Holy Cross Hosp.
       7.50%, 7/1/01 (AMBAC Insured)
       (Prerefunded 7/1/00+)                          $    1,655    $    1,739
       -------------------------------------------------------------------------
    Howard County General Hosp.
       5.50%, 7/1/21 (Escrowed to Maturity)                5,600         5,580
       -------------------------------------------------------------------------
    Johns Hopkins Hosp.
       Zero Coupon, 7/1/19                                 9,460         3,061
       -------------------------------------------------------------------------
       4.50%, 5/15/35                                      2,000         1,628
       -------------------------------------------------------------------------
       5.50%, 5/15/38                                     10,590        10,070
       -------------------------------------------------------------------------
       7.00%, 7/1/23 (Prerefunded 7/1/00+)                 1,305         1,366
       -------------------------------------------------------------------------
    Johns Hopkins Medical Institute Parking Fac.
       5.375%, 7/1/20 (AMBAC Insured)                      5,550         5,404
       -------------------------------------------------------------------------
    Johns Hopkins Univ.
       5.125%, 7/1/20                                     14,850        14,023
       -------------------------------------------------------------------------
       5.25%, 7/1/15                                       5,000         4,931
       -------------------------------------------------------------------------
       5.25%, 7/1/16                                       7,540         7,391
       -------------------------------------------------------------------------
       5.25%, 7/1/17                                       3,100         3,019
       -------------------------------------------------------------------------
    Kennedy Krieger Institute
       6.75%, 7/1/22 (Prerefunded 7/1/01+)                 2,850         2,978
       -------------------------------------------------------------------------
       7.40%, 7/1/11 (Prerefunded 7/1/01+)                   370           398
       -------------------------------------------------------------------------
    Loyola College
       VRDN (Currently 3.25%) (MBIA Insured)               2,250         2,250
       -------------------------------------------------------------------------
       5.00%, 10/1/39                                      9,000         7,878
       -------------------------------------------------------------------------
       5.375%, 10/1/26 (MBIA Insured)                      6,820         6,616
       -------------------------------------------------------------------------
    Maryland General Hosp.
       6.20%, 7/1/24 (MBIA Insured)                        4,000         4,137
       -------------------------------------------------------------------------
    Mercy Medical Center
       5.75%, 7/1/26 (FSA Insured)                         3,810         3,849
       -------------------------------------------------------------------------
       6.50%, 7/1/13 (FSA Insured)                         2,155         2,391
       -------------------------------------------------------------------------
    North Arundel Hosp., VRDN (Currently 3.30%)            1,600         1,600
    ----------------------------------------------------------------------------
    Peninsula Regional Medical Center
       5.00%, 7/1/23 (MBIA Insured)                       10,000         9,117
       -------------------------------------------------------------------------
    Pooled Loan Program, VRDN (Currently 3.30%)            5,000         5,000
    ----------------------------------------------------------------------------
    Sinai Hosp.
       7.30%, 7/1/05 (AMBAC Insured)
       (Prerefunded 7/1/00+)                               2,000         2,098
       -------------------------------------------------------------------------
    Union Hosp. of Cecil County
       6.625%, 7/1/12 (Prerefunded 7/1/02+)                1,545         1,667
       -------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

 Maryland HHEFA
    Union Memorial Hosp.
       6.60%, 7/1/06 (MBIA Insured)
       (Prerefunded 7/1/01+)                          $      500    $      531
       -------------------------------------------------------------------------
       6.75%, 7/1/11 (MBIA Insured)
       (Prerefunded 7/1/01+)                               3,000         3,192
       -------------------------------------------------------------------------
       6.75%, 7/1/21 (MBIA Insured)
       (Prerefunded 7/1/01+)                               7,895         8,401
       -------------------------------------------------------------------------
    Univ. of Maryland Medical System
       VRDN (Currently 3.25%)                              4,400         4,400
       -------------------------------------------------------------------------
       5.00%, 7/1/20 (FGIC Insured)                        5,875         5,417
       -------------------------------------------------------------------------
       7.00%, 7/1/11 (MBIA Insured)
       (Prerefunded 7/1/01+)                               4,550         4,865
       -------------------------------------------------------------------------
       7.00%, 7/1/17 (FGIC Insured)
       (Prerefunded 7/1/01+)                               7,770         8,308
       -------------------------------------------------------------------------
       7.00%, 7/1/22 (FGIC Insured)                        2,020         2,370
       -------------------------------------------------------------------------
    Upper Chesapeake Hosp.
       5.125%, 1/1/38 (FSA Insured)                        5,310         4,761
--------------------------------------------------------------------------------
Maryland Ind. Dev. Fin. Auth.
    American Center for Physics Headquarters Fac.
       6.25%, 1/1/07                                       5,770         5,942
       -------------------------------------------------------------------------
       6.375%, 1/1/12                                      5,900         6,117
       -------------------------------------------------------------------------
       6.625%, 1/1/17                                      4,250         4,444
       -------------------------------------------------------------------------
    Associated Catholic Charities, 9.00%, 1/1/10             725           752
    ----------------------------------------------------------------------------
    Bon Secours Health, 5.929%, 8/26/22 (FSA Insured)     15,000        15,715
    ----------------------------------------------------------------------------
    Holy Cross Health, 5.60%, 12/1/09                      2,780         2,890
--------------------------------------------------------------------------------
Maryland Local Gov't. Income Trust
    Capitalization Program, COP
       6.80%, 8/1/01                                       1,615         1,684
       -------------------------------------------------------------------------
       7.125%, 8/1/09                                      3,000         3,142
--------------------------------------------------------------------------------
Maryland Stadium Auth.
    Baltimore Convention Center Expansion
       5.875%, 12/15/11 (AMBAC Insured)                    2,025         2,123
       -------------------------------------------------------------------------
    Sports Fac.
       5.60%, 3/1/14                                       1,000         1,014
       -------------------------------------------------------------------------
       5.75%, 3/1/22                                       6,705         6,803
       -------------------------------------------------------------------------
       5.80%, 3/1/26                                       3,875         3,934
--------------------------------------------------------------------------------
Maryland Transportation Auth.
       Zero Coupon, 7/1/07 (FGIC Insured)                  8,500         5,800
       -------------------------------------------------------------------------
       Zero Coupon, 7/1/08 (FGIC Insured)                  2,000         1,287
       -------------------------------------------------------------------------
       Zero Coupon, 7/1/09 (FGIC Insured)                 10,410         6,320
       -------------------------------------------------------------------------
       6.80%, 7/1/16 (Escrowed to Maturity)               12,780        14,534
       -------------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

Maryland Transportation Auth.
    Baltimore-Washington Int'l. Airport
       6.25%, 7/1/14 (FGIC Insured) *                 $    3,105    $    3,247
       -------------------------------------------------------------------------
       6.40%, 7/1/19 (FGIC Insured) *                      1,305         1,313
--------------------------------------------------------------------------------
Maryland Water Quality Fin. Admin.
    Revolving Loan Fund
       Zero Coupon, 9/1/02                                 1,185         1,037
       -------------------------------------------------------------------------
       Zero Coupon, 9/1/07                                 1,125           758
       -------------------------------------------------------------------------
       6.00%, 9/1/15                                       1,600         1,666
       -------------------------------------------------------------------------
       6.70%, 9/1/13 (Prerefunded 9/1/01+)                 1,280         1,367
       -------------------------------------------------------------------------
       7.10%, 9/1/13 (Prerefunded 9/1/01+)                   985         1,059
       -------------------------------------------------------------------------
       7.25%, 9/1/11 (Prerefunded 9/1/00+)                 1,700         1,791
       -------------------------------------------------------------------------
       7.25%, 9/1/12 (Prerefunded 9/1/00+)                 2,000         2,107
--------------------------------------------------------------------------------
Maryland-National Capital Park and Planning Commission, GO
    Prince George's County
       5.375%, 1/15/16                                     1,300         1,293
       -------------------------------------------------------------------------
       5.375%, 1/15/17                                     1,200         1,190
       -------------------------------------------------------------------------
       6.90%, 7/1/05 (Prerefunded 7/1/00+)                 1,400         1,464
       -------------------------------------------------------------------------
       6.90%, 7/1/06 (Prerefunded 7/1/00+)                 1,350         1,411
       -------------------------------------------------------------------------
       6.90%, 7/1/07 (Prerefunded 7/1/00+)                 1,400         1,464
       -------------------------------------------------------------------------
       6.90%, 7/1/08 (Prerefunded 7/1/00+)                 1,400         1,463
       -------------------------------------------------------------------------
       6.90%, 7/1/09 (Prerefunded 7/1/00+)                 1,400         1,463
--------------------------------------------------------------------------------
Maryland-National Capital Park and Planning Commission
    Little Bennett Golf Fac.
       8.25%, 10/1/11 (Prerefunded 10/1/02+)               2,070         2,335
--------------------------------------------------------------------------------
Montgomery County, GO
    Consolidated Public Improvement
       4.75%, 5/1/13                                       1,085         1,027
       -------------------------------------------------------------------------
       5.375% 5/1/09                                       2,850         2,953
       -------------------------------------------------------------------------
       5.375% 5/1/10                                       5,700         5,862
       -------------------------------------------------------------------------
       5.375% 5/1/16                                       5,750         5,752
       -------------------------------------------------------------------------
       5.375% 5/1/17                                       5,750         5,733
       -------------------------------------------------------------------------
       6.125% 10/1/14 (Prerefunded 10/1/04+)               3,150         3,437
       -------------------------------------------------------------------------
       6.80% 11/1/09 (Prerefunded 11/1/99+)                1,145         1,174
       -------------------------------------------------------------------------
       7.10% 10/1/09 (Prerefunded 10/1/00+)                1,000         1,054
--------------------------------------------------------------------------------
Montgomery County
    Consolidated Public Improvement
       6.125% 10/1/13 (Prerefunded 10/1/04+)               2,500         2,727
       -------------------------------------------------------------------------
       7.10% 10/1/10 (Prerefunded 10/1/00+)                1,840         1,940
       -------------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

Montgomery County
    Consolidated Public Improvement
    Golf Course, 6.125%, 10/1/22                      $    2,260    $    2,256
--------------------------------------------------------------------------------
    Montgomery County Housing Opportunities Commission
    Multi-Family
       6.25%, 7/1/25                                       5,500         5,706
       -------------------------------------------------------------------------
       7.50%, 7/1/24                                       3,000         3,151
       -------------------------------------------------------------------------
    Single Family
       Zero Coupon, 7/1/27                                 7,165         1,432
       -------------------------------------------------------------------------
       Zero Coupon, 7/1/28                                13,500         2,677
       -------------------------------------------------------------------------
       5.75%, 7/1/13                                       1,770         1,813
       -------------------------------------------------------------------------
       5.80%, 7/1/17                                         885           893
       -------------------------------------------------------------------------
       5.90%, 7/1/17                                       1,860         1,897
       -------------------------------------------------------------------------
       6.00%, 7/1/17                                       4,110         4,206
       -------------------------------------------------------------------------
       6.50%, 7/1/11                                       2,615         2,709
       -------------------------------------------------------------------------
       6.65%, 7/1/16                                       2,235         2,328
       -------------------------------------------------------------------------
       6.80%, 7/1/17                                       2,515         2,590
       -------------------------------------------------------------------------
       6.90%, 7/1/19                                       2,000         2,043
       -------------------------------------------------------------------------
       7.50%, 7/1/17                                         710           732
       -------------------------------------------------------------------------
       7.625%, 7/1/17                                        435           438
--------------------------------------------------------------------------------
Montgomery County, PCR, Potomac Electric, 5.375%, 2/15/24  4,560         4,360
--------------------------------------------------------------------------------
Morgan State Univ., Academic Fees and Auxiliary Fac.
       6.05%, 7/1/15 (MBIA Insured)                        1,090         1,168
--------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Auth.
    Montgomery County Resources
       6.00%, 7/1/08 *                                    10,000        10,416
       -------------------------------------------------------------------------
       6.20%, 7/1/10 *                                     7,750         8,111
       -------------------------------------------------------------------------
       6.30%, 7/1/16 (MBIA Insured) *                     13,985        14,714
       -------------------------------------------------------------------------
    Southwest Resource Recovery Fac., 6.30%, 7/1/16 *      5,000         5,174
--------------------------------------------------------------------------------
Prince George's County
    Dimensions Health
       5.375%, 7/1/14                                      2,685         2,391
       -------------------------------------------------------------------------
       7.00%, 7/1/01                                       1,305         1,341
       -------------------------------------------------------------------------
       7.00%, 7/1/22 (Prerefunded 7/1/02+)                 2,660         2,899
       -------------------------------------------------------------------------
       7.20%, 7/1/06                                         420           457
       -------------------------------------------------------------------------
       7.20%, 7/1/06 (Prerefunded 7/1/02+)                 1,985         2,159
       -------------------------------------------------------------------------
    PCR, Potomac Electric
       5.75%, 3/15/10                                      6,750         7,110
       -------------------------------------------------------------------------
       6.375%, 1/15/23                                     7,175         7,467
       -------------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

Prince George's County
    Solid Waste Management
       6.90%, 6/30/05 (Prerefunded 6/30/00+)          $    1,500    $    1,568
       -------------------------------------------------------------------------
       6.90%, 6/30/06 (Prerefunded 6/30/00+)               1,000         1,046
       -------------------------------------------------------------------------
       7.00%, 6/30/07 (Prerefunded 6/30/00+)               1,120         1,172
       -------------------------------------------------------------------------
       7.00%, 6/30/09 (Prerefunded 6/30/00+)               1,255         1,313
--------------------------------------------------------------------------------
Prince George's County Housing Auth.
    New Keystone, 6.80%, 7/1/25 (MBIA Insured)             2,600         2,723
    ----------------------------------------------------------------------------
    Riverview Terrace Apartments
       6.70%, 6/20/20 (GNMA Guaranteed)                    1,500         1,592
       -------------------------------------------------------------------------
    Single Family, 5.75%, 8/1/30 *                         1,980         1,919
    ----------------------------------------------------------------------------
    Stevenson Apartments
       6.35%, 7/20/20 (GNMA Guaranteed)                    2,200         2,270
       -------------------------------------------------------------------------
Prince George's County IDA
    Gabriel DuVall Law Building, 8.00%, 9/1/07             1,185         1,185
    ----------------------------------------------------------------------------
    Upper Marlboro Justice Center
       5.25%, 6/30/19 (MBIA Insured)                       1,500         1,443
--------------------------------------------------------------------------------
Univ. of Maryland
    Auxiliary Fac. and Tuition
       5.60%, 4/1/11                                       3,155         3,250
       -------------------------------------------------------------------------
       5.75%, 4/1/17                                       4,500         4,579
       -------------------------------------------------------------------------
       6.375%, 4/1/09 (Prerefunded 10/1/02+)               2,100         2,266
       -------------------------------------------------------------------------
       6.50%, 4/1/12 (Prerefunded 10/1/02+)                  440           476
       -------------------------------------------------------------------------
       7.00%, 10/1/05 (Prerefunded 10/1/99+)               2,000         2,045
       -------------------------------------------------------------------------
       7.20%, 10/1/09 (Prerefunded 10/1/99+)               1,400         1,432
--------------------------------------------------------------------------------
Washington County Sanitary Dist., GO
       6.875%, 2/1/10 (Prerefunded 2/1/00+)                3,500         3,615
       -------------------------------------------------------------------------
       7.00%, 2/1/15 (Prerefunded 2/1/00+)                 2,000         2,067
--------------------------------------------------------------------------------
Washington Suburban Sanitary Dist., GO
       6.20%, 6/1/11                                       2,400         2,541
       -------------------------------------------------------------------------
       6.20%, 6/1/12                                       1,500         1,584
       -------------------------------------------------------------------------
       6.40%, 1/1/15                                       2,270         2,386
       -------------------------------------------------------------------------
       6.625%, 6/1/18 (Prerefunded 6/1/04+)                3,665         3,994
       -------------------------------------------------------------------------
       6.90%, 6/1/08 (Prerefunded 6/1/00+)                 1,500         1,565
       -------------------------------------------------------------------------
       6.90%, 6/1/09 (Prerefunded 6/1/00+)                 2,300         2,399
       -------------------------------------------------------------------------
       5.00%, 6/1/10                                       2,085         2,080
       -------------------------------------------------------------------------
       5.00%, 6/1/11                                       2,060         2,038
       -------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

Washington Suburban Sanitary Dist., GO
    Water Supply
       5.00%, 6/1/10                              $        2,580  $      2,573
       .........................................................................
       5.00%, 6/1/11                                       2,545         2,518
 ................................................................................
Worcester County Sanitary Dist.
       GO, 6.50%, 8/15/12                                    735           790
       .........................................................................
       6.50%, 8/15/12 (Prerefunded 8/15/02+)               1,265         1,359
 ................................................................................
Total Maryland (Cost  $967,352)                                        989,100
                                                                   ------------

PUERTO RICO  6.0%

Puerto Rico Commonwealth, GO
    Consolidated Public Improvement
       6.25%, 7/1/11 (MBIA Insured)                        2,000         2,208
       .........................................................................
       6.25%, 7/1/12 (MBIA Insured)                        1,750         1,929
 ................................................................................
Puerto Rico Electric Power Auth.
       5.25%, 7/1/14 (MBIA Insured)                       10,000         9,948
       .........................................................................
       7.00%, 7/1/11 (Prerefunded 7/1/01+)                 1,200         1,286
 ................................................................................
Puerto Rico Highway and Transportation Auth.
       4.75%, 7/1/38                                      10,000         8,439
       .........................................................................
       5.50%, 7/1/15 (FSA Insured)                         5,000         5,084
       .........................................................................
       5.50%, 7/1/36                                       3,500         3,382
 ................................................................................
Puerto Rico Infrastructure Fin. Auth., GO
       5.125%, 7/1/09 (AMBAC Insured)                     10,000        10,189
 ................................................................................
Puerto Rico Municipal Fin. Agency, GO
 ................................................................................
       5.50%, 7/1/17 (FSA Insured)                         3,300         3,312
       .........................................................................
       5.50%, 7/1/21 (FSA Insured)                         2,375         2,377
       .........................................................................
       6.00%, 7/1/12 (FSA Insured)                         5,000         5,395
       .........................................................................
       6.00%, 7/1/14 (FSA Insured)                         3,060         3,219
 ................................................................................
Puerto Rico Public Building Auth., GO, Gov't. Fac.
       5.00%, 7/1/27 (AMBAC Insured)                       7,000         6,411
 ................................................................................
Total Puerto Rico (Cost  $62,613)                                       63,179
                                                                   ------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

 Total Investments in Securities

 100.3% of Net Assets (Cost  $1,029,965)                            $ 1,052,279

 Other Assets Less Liabilities                                           (3,384)
                                                                   ------------

 NET ASSETS                                                         $ 1,048,895
                                                                   -------------
 Net Assets Consist of:

 Accumulated net investment income - net of
 distributions                                                      $        18

 Accumulated net realized gain/loss - net of
 distributions                                                           (5,104)

 Net unrealized gain (loss)                                              22,314

 Paid-in-capital applicable to 103,220,184 no par
 value shares of beneficial interest outstanding;
 unlimited number of shares authorized                                1,031,667
                                                                   -------------

 NET ASSETS                                                         $ 1,048,895
                                                                   -------------


 NET ASSET VALUE PER SHARE                                          $     10.16
                                                                   -------------

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  BAN  Bond Anticipation Note
  CDA  Community Development Administration
  COP  Certificates of Participation
  DOT  Department of Transportation
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
  FSA  Financial Security Assurance Corp.
 GNMA  Government National Mortgage Association
   GO  General Obligation
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 VRDN  Variable Rate Demand Note



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------
Unaudited

------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands                                         Short-Term
                                                      Bond Fund      Bond Fund
                                                      6 Months        6 Months
                                                        Ended           Ended
                                                       8/31/99         8/31/99
  Investment Income
  Interest income                                    $    2,667    $    29,923
                                                     -------------------------
  Expenses
   Investment management                                    260          2,259
   Custody and accounting                                    52             89
   Shareholder servicing                                     50            325
   Legal and audit                                            7              7
   Prospectus and shareholder reports                         4             28
   Trustees                                                   3              5
   Registration                                               2              6
   Miscellaneous                                              2              3
                                                     -------------------------
   Total expenses                                           380          2,722
   Expenses paid indirectly                                  (1)            (8)
                                                     -------------------------
   Net expenses                                             379          2,714
                                                     -------------------------
  Net investment income                                   2,288         27,209
                                                     -------------------------

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                96         (4,167)
   Futures                                                    -            246
                                                     -------------------------
   Net realized gain (loss)                                  96         (3,921)
  Change in net unrealized gain or loss on securities    (2,190)       (52,840)
                                                     -------------------------
  Net realized and unrealized gain (loss)                (2,094)       (56,761)
                                                     -------------------------

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                             $      194    $   (29,552)
                                                     -------------------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------
In thousands                                     Short-Term
                                                  Bond Fund                    Bond Fund

                                       6 Months        Year      6 Months           Year
                                          Ended       Ended         Ended          Ended
                                        8/31/99     2/28/99       8/31/99        2/28/99
  Increase (Decrease) in Net Assets
  Operations
   Net investment income              $   2,288   $   4,277   $    27,209    $    50,299
   Net realized gain (loss)                  96         435        (3,921)           489
   Change in net unrealized
   gain or loss                          (2,190)        271       (52,840)         4,337
                                      --------------------------------------------------
   Increase (decrease) in
   net assets from operations               194       4,983       (29,552)        55,125
                                      --------------------------------------------------

  Distributions to shareholders
   Net investment income                 (2,288)     (4,277)      (27,209)       (50,299)
   Net realized gain                         --          --        (1,002)            --
                                      --------------------------------------------------
   Decrease in net assets
   from distributions                    (2,288)     (4,277)      (28,211)       (50,299)
                                      --------------------------------------------------

  Capital share transactions*
   Shares sold                           30,973      50,730       127,901        225,022
   Distributions reinvested               1,938       3,552        20,710         36,608
   Shares redeemed                      (24,502)    (41,860)     (105,114)      (129,711)
                                      --------------------------------------------------
   Increase (decrease) in
   net assets from capital
   share transactions                     8,409      12,422        43,497        131,919
                                      --------------------------------------------------

  Net Assets
  Increase (decrease)
  during period                           6,315      13,128       (14,266)       136,745
  Beginning of period                   122,552     109,424     1,063,161        926,416
                                      --------------------------------------------------

  End of period                       $ 128,867   $ 122,552   $ 1,048,895    $ 1,063,161
                                      --------------------------------------------------
* Share information
   Shares sold                            6,040       9,854        12,155         21,026
   Distributions reinvested                 378         690         1,982          3,419
   Shares redeemed                       (4,775)     (8,141)      (10,037)       (12,133)
                                      --------------------------------------------------
   Increase (decrease)
   in shares outstanding                  1,643       2,403         4,100         12,312

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 1999

-------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940. The Maryland Short-Term Tax-Free Bond Fund (the Short-Term Bond Fund) and the Maryland Tax-Free Bond Fund (the Bond Fund), nondiversified, open-end management investment companies, are two of the portfolios established by the trust and commenced operations on January 29, 1993, and March 31, 1987, respectively.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

      Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian, which are used to reduce each fund's custody charges.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------


NOTE 2 - INVESTMENT TRANSACTIONS

      Purchases and sales of portfolio securities, other than short-term securities, for the six months ended August 31, 1999, were as follows:

      --------------------------------------------------------------------------
                                                    Short-Term
                                                     Bond Fund        Bond Fund

      Purchases                                   $ 26,009,000    $ 193,198,000
      Sales                                         13,640,000      149,734,000


NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 28, 1999, the Short-Term Bond Fund had capital loss carryforwards for federal income tax purposes of $121,000, all of which expires in 2004. The Short-Term Bond Fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

      At August 31, 1999, the costs of investments for the Short-Term Bond and Bond Funds were substantially the same for federal income tax purposes as for financial reporting and totaled $130,013,000 and $1,029,965,000, respectively. Net unrealized gain (loss) on investments was as follows:

      --------------------------------------------------------------------------
                                                    Short-Term
                                                     Bond Fund        Bond Fund

      Appreciated investments                     $    242,000    $  35,822,000
      Depreciated investments                          613,000      (13,508,000)
                                                  -----------------------------

      Net unrealized gain (loss)                  $   (371,000)   $  22,314,000
                                                  =============================


NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $47,000 and $373,000 were payable at August 31, 1999 by the Short-Term Bond and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
--------------------------------------------------------------------------------


      International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At August 31, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      Under the terms of the investment management agreement, the manager is required to bear any expenses through February 28, 2001, which would cause the Short-Term Bond Fund's ratio of total expenses to average net assets to exceed 0.60%. Thereafter, through February 28, 2003, the Short-Term Bond Fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Short-Term Bond Fund's ratio of total expenses to average net assets to exceed 0.60%. Pursuant to this agreement, $5,000 of management fees were not accrued by the Short-Term Bond Fund for the six months ended August 31, 1999. Additionally, $7,000 of unaccrued management fees related to a previous expense limitation for the Short-Term Bond Fund are subject to reimbursement through February 28, 2001.

      In addition, each fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc. is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Short-Term Bond and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $74,000 and $293,000, respectively, for the six months ended August 31, 1999, of which $14,000 and $56,000, respectively, were payable at period-end.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------



INVESTMENT SERVICES AND INFORMATION


            KNOWLEDGEABLE SERVICE REPRESENTATIVES

            By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

            In Person Available in T. Rowe Price Investor Centers.


            ACCOUNT SERVICES

            Checking Available on most fixed income funds ($500 minimum).

            Automatic Investing From your bank account or paycheck.

            Automatic Withdrawal Scheduled, automatic redemptions.

            Distribution Options Reinvest all, some, or none of your distributions.

            Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


            BROKERAGE SERVICES*

            Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


            INVESTMENT INFORMATION

            Combined Statement Overview of all your accounts with T. Rowe Price.

            Shareholder Reports Fund managers' reviews of their strategies and results.

            T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

            Performance Update Quarterly review of all T. Rowe Price fund results.

            Insights Educational reports on investment strategies and financial markets.

            Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

            * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

            ** Based on a January 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
----------------------------------
Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
----------------------------------
Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free**
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond***
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Bond
International Bond

MONEY MARKET FUNDS+
----------------------------------
Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
----------------------------------

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
--------------------------------------

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*    Closed to new investors.

**   Formerly named Florida Insured Intermediate Tax-Free.

***  Formerly named Tax-Free Insured Intermediate Bond.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By  touch-tone telephone
Tele*Access   1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th  Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square


[LOGO OF T. ROWE PRICE APPEARS HERE]


T. Rowe Price Investment Services, Inc., Distributor.            C12-051 8/31/99